Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Statements of the Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,
	2024	2025
	RMB	RMB	US$
			Note 2(f)
ASSETS
Current assets
Cash and cash equivalents	57,595,302	11,878,570	1,698,613
Short-term investment	88,685,783	89,408,300	12,785,217
Amounts due from related parties	270,920,123	431,522,335	61,706,873
Prepayments and other current assets	-	9,631,175	1,377,240

Total current assets	417,201,208	542,440,380	77,567,943

Non-current assets
Digital assets	-	730,150,140	104,410,081
Long-term investment (note 8)	8,490,163	-	-

Total non-current assets	8,490,163	730,150,140	104,410,081

Total assets	425,691,371	1,272,590,520	181,978,024

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Shareholder loans, at amortized cost	79,310,982	18,175,877	2,599,116
Share of losses in excess of investments in subsidiaries and VIEs	258,511,591	336,098,107	48,061,390
Amounts due to related parties	-	5,157,422	737,502
Accrued expenses and other current liabilities	16,461,536	250,846,491	35,870,571
Convertible loans, at amortized cost	3,500,000	-	-

Total current liabilities	357,784,109	610,277,897	87,268,579

Non-current liabilities
Convertible loans, at fair value	10,076,081	-	-
Shareholder loans, at amortized cost	-	16,483,576	2,357,120
Convertible loans, at amortized cost	-	137,501,657	19,662,475
Other non-current liabilities	10,405,554	10,405,554	1,487,974

Total non-current liabilities	20,481,635	164,390,787	23,507,569

Total liabilities	378,265,744	774,668,684	110,776,148
	As of December 31,
	2024	2025
	RMB	RMB	US$
			Note 2(f)

Shareholders’ equity
Class A ordinary shares	8,984,639	65,584,619	9,378,476
Class B ordinary shares	96,589	196,479	28,096
Convertible preferred shares	-	230,544,640	32,967,445
Additional paid-in capital	1,984,763,325	2,498,773,335	357,319,835
Accumulated deficit	(1,814,578,760)	(2,171,418,608)	(310,508,732)
Accumulated other comprehensive loss	(131,840,166)	(125,758,629)	(17,983,245)

Total shareholders’ equity	47,425,627	497,921,836	71,201,875

Total liabilities, mezzanine equity and shareholders’ equity	425,691,371	1,272,590,520	181,978,023

Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed Statements of Operations and Comprehensive Loss
	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 2(f)

General and administrative expenses	(8,264,485)	(15,375,457)	(21,842,102)	(3,123,379)
Share based compensation	(83,863,299)	(19,143,702)	(218,332,931)	(31,221,194)

Loss from operations	(92,127,784)	(34,519,159)	(240,175,033)	(34,344,573)

Interest expenses	(1,268,152)	2,667,639	(12,954,128)	(1,852,416)
Impairment loss for other equity investments accounted for using measurement alternative	(8,288,296)	(5,645,887)	(8,490,163)	(1,214,077)
Other income	-	-	2,557,591	365,731
Other expenses, net	(10,440,057)	-	-	-
Changes in fair value of financial instruments	17,101,260	4,803,913	(20,191,599)	(2,887,360)
Share of loss of subsidiaries and consolidated VIEs	(71,318,704)	(137,502,960)	(77,586,516)	(11,094,724)

Loss before income tax expenses	(166,341,733)	(170,196,454)	(356,839,848)	(51,027,419)

Net loss	(166,341,733)	(170,196,454)	(356,839,848)	(51,027,419)
Accretion of redeemable convertible preferred shares to redemption value	(110,112,796)	-	-	-
Net loss attributable to ordinary shareholders	(276,454,529)	(170,196,454)	(356,839,848)	(51,027,419)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash flows
	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 2(f)

Net cash used in operating activities	(123,950,486)	(37,650,417)	(202,942,027)	(29,020,324)
Net cash used in investing activities	(83,807,400)	-	(434,469,552)	(62,128,320)
Net cash provided by financing activities	185,960,991	24,330,278	591,694,847	84,611,238

Net increase/(decrease) in cash, cash equivalents and restricted cash	(21,796,895)	(13,320,139)	(45,716,732)	(6,537,406)

Cash, cash equivalents and restricted cash at the beginning of the year	92,712,336	70,915,441	57,595,302	8,236,019

Cash, cash equivalents and restricted cash at the end of the year	70,915,441	57,595,302	11,878,570	1,698,613